Leases - Schedule of Future Minimum Lease Payment (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Future Minimum Lease Payment [Abstract]
2026	$ 39,090
2027	75,201
2028	48,071
2029	23,606
2030
Total undiscounted lease payments	185,968
Less imputed interest	(5,799)
Total lease liabilities	$ 180,169	$ 70,318